VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Communication Services: 6.1%
9,217	(1)	Charter Communications, Inc.	$5,028,058	1.1
144,613		Comcast Corp. – Class A	6,770,781	1.5
8,785	(1)	NetFlix, Inc.	3,290,773	0.7
47,623	(1)	T-Mobile US, Inc.	6,112,412	1.4
45,972	(1)	Walt Disney Co.	6,305,519	1.4
			27,507,543	6.1

		Consumer Discretionary: 7.2%
1,530	(1)	Amazon.com, Inc.	4,987,723	1.1
2,503	(1)	Booking Holdings, Inc.	5,878,170	1.3
276,059	(1)	General Motors Co.	12,074,821	2.7
87,690	(1)	Las Vegas Sands Corp.	3,408,510	0.7
102,594		TJX Cos., Inc.	6,215,145	1.4
			32,564,369	7.2

		Consumer Staples: 5.1%
116,123		Diageo PLC	5,890,273	1.3
93,369		Philip Morris International, Inc.	8,771,084	1.9
52,486		Sysco Corp.	4,285,482	1.0
112,354	(1)	US Foods Holding Corp.	4,227,881	0.9
			23,174,720	5.1

		Energy: 9.4%
93,365		Canadian Natural Resources Ltd.	5,781,214	1.3
63,663		Chevron Corp.	10,366,246	2.3
129,084		ConocoPhillips	12,908,400	2.9
125,283		Devon Energy Corp.	7,407,984	1.6
23,497		Pioneer Natural Resources Co.	5,874,955	1.3
			42,338,799	9.4

		Financials: 20.5%
41,220		American Express Co.	7,708,140	1.7
189,192		American International Group, Inc.	11,875,582	2.6
285,831		Bank of America Corp.	11,781,954	2.6
77,233		Charles Schwab Corp.	6,511,514	1.4
178,967		Citizens Financial Group, Inc.	8,112,574	1.8
22,847		Goldman Sachs Group, Inc.	7,541,795	1.7
76,053		Morgan Stanley	6,647,032	1.5
16,635		PNC Financial Services Group, Inc.	3,068,326	0.7
129,785		Truist Financial Corp.	7,358,809	1.6
340,299		Wells Fargo & Co.	16,490,890	3.7
23,342		Willis Towers Watson PLC	5,513,847	1.2
			92,610,463	20.5

		Health Care: 17.0%
10,715		Anthem, Inc.	5,263,422	1.2
106,195		Bristol-Myers Squibb Co.	7,755,421	1.7
54,971	(1)	Centene Corp.	4,628,008	1.0
30,573		Cigna Corp.	7,325,597	1.6
53,725		CVS Health Corp.	5,437,507	1.2
190,858		GlaxoSmithKline PLC	4,129,574	0.9
22,815		Johnson & Johnson	4,043,502	0.9
23,590		McKesson Corp.	7,221,607	1.6
69,382		Medtronic PLC	7,697,933	1.7
91,231		Merck & Co., Inc.	7,485,504	1.7
66,861		Sanofi	6,835,882	1.5
33,165		Universal Health Services, Inc.	4,807,267	1.1
31,735		Zimmer Biomet Holdings, Inc.	4,058,906	0.9
			76,690,130	17.0

		Industrials: 11.9%
276,218		CSX Corp.	10,344,364	2.3
41,846		Emerson Electric Co.	4,103,000	0.9
23,453	(2)	Ferguson PLC	3,145,516	0.7
13,270		General Dynamics Corp.	3,200,459	0.7
88,360		Johnson Controls International plc	5,793,765	1.3
18,234		Parker Hannifin Corp.	5,174,080	1.2
41,436		Quanta Services, Inc.	5,453,392	1.2
86,484		Raytheon Technologies Corp.	8,567,970	1.9
103,767		Textron, Inc.	7,718,189	1.7
			53,500,735	11.9

		Information Technology: 12.9%
160,827		Cisco Systems, Inc.	8,967,714	2.0
171,100		Cognizant Technology Solutions Corp.	15,342,537	3.4
42,669	(1)	Fiserv, Inc.	4,326,637	0.9
135,533		Intel Corp.	6,717,015	1.5
23,521		NXP Semiconductor NV - NXPI - US	4,353,267	1.0
39,230	(1)	PayPal Holdings, Inc.	4,536,949	1.0
37,484		Qualcomm, Inc.	5,728,305	1.3
27,991	(1)	Splunk, Inc.	4,159,742	0.9
29,873		TE Connectivity Ltd.	3,912,766	0.9
			58,044,932	12.9

		Materials: 2.6%
11,261	(1)	Axalta Coating Systems Ltd.	276,795	0.1
154,372		Barrick Gold Corp.	3,786,745	0.8
134,274		Corteva, Inc.	7,718,070	1.7
			11,781,610	2.6

		Real Estate: 2.5%
121,213	(1)	CBRE Group, Inc.	11,093,414	2.5

		Utilities: 2.8%
40,759		American Electric Power Co., Inc.	4,066,525	0.9
89,959		Exelon Corp.	4,284,747	1.0
90,745		FirstEnergy Corp.	4,161,566	0.9
			12,512,838	2.8

	Total Common Stock
	(Cost $324,708,608)		441,819,553	98.0

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
		Repurchase Agreements: 0.7%
959,495	(3)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $959,503, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $978,685, due 04/05/22-04/01/52)	959,495	0.2
1,000,000	(3)	MUFG Securities America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,000,008, collateralized by various U.S. Government Agency Obligations, 1.920%-4.500%, Market Value plus accrued interest $1,020,000, due 12/01/28-03/01/52)	1,000,000	0.2
1,000,000	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,000,008, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,020,000, due 04/26/22-03/20/52)	1,000,000	0.3

	Total Repurchase Agreements
	(Cost $2,959,495)		2,959,495	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
9,132,985	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%
	(Cost $9,132,985)	9,132,985	2.0

	Total Short-Term Investments
	(Cost $12,092,480)	12,092,480	2.7

	Total Investments in Securities (Cost $336,801,088)	$453,912,033	100.7
	Liabilities in Excess of Other Assets	(3,318,050)	(0.7)
	Net Assets	$450,593,983	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2022.

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$27,507,543	$–	$–	$27,507,543
Consumer Discretionary	32,564,369	–	–	32,564,369
Consumer Staples	17,284,447	5,890,273	–	23,174,720
Energy	42,338,799	–	–	42,338,799
Financials	92,610,463	–	–	92,610,463
Health Care	65,724,674	10,965,456	–	76,690,130
Industrials	53,500,735	–	–	53,500,735
Information Technology	58,044,932	–	–	58,044,932
Materials	11,781,610	–	–	11,781,610
Real Estate	11,093,414	–	–	11,093,414
Utilities	12,512,838	–	–	12,512,838
Total Common Stock	424,963,824	16,855,729	–	441,819,553
Short-Term Investments	9,132,985	2,959,495	–	12,092,480
Total Investments, at fair value	$434,096,809	$19,815,224	$–	$453,912,033
Other Financial Instruments+
Forward Foreign Currency Contracts	–	57,712	–	57,712
Total Assets	$434,096,809	$19,872,936	$–	$453,969,745
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(45,086)	$–	$(45,086)
Total Liabilities	$–	$(45,086)	$–	$(45,086)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2022, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 65,189	USD 72,782	State Street Bank and Trust Co.	04/29/22	$(614)
USD 108,928	GBP 82,961	State Street Bank and Trust Co.	04/29/22	(37)
CAD 95,233	USD 76,269	State Street Bank and Trust Co.	04/29/22	(101)
USD 133,374	GBP 101,891	State Street Bank and Trust Co.	04/29/22	(454)
USD 103,909	CAD 130,244	State Street Bank and Trust Co.	04/29/22	(261)
CAD 81,227	USD 64,625	State Street Bank and Trust Co.	04/29/22	341
USD 5,163,296	EUR 4,678,598	State Street Bank and Trust Co.	04/29/22	(16,203)
USD 4,264,516	CAD 5,365,273	State Street Bank and Trust Co.	04/29/22	(26,641)
USD 119,593	CAD 150,498	State Street Bank and Trust Co.	04/29/22	(775)
USD 106,051	GBP 80,016	State Street Bank and Trust Co.	04/29/22	954
USD 87,764	EUR 79,231	State Street Bank and Trust Co.	04/29/22	172
USD 7,236,168	GBP 5,466,482	The Bank of New York Mellon	04/29/22	56,245
				$12,626

Currency Abbreviations
CAD	-	Canadian Dollar
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $338,452,728.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$121,181,340
Gross Unrealized Depreciation	(5,705,249)
Net Unrealized Appreciation	$115,476,091